VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
China / Hong Kong: 2.7%
59,392	BeiGene Ltd. (ADR) *	$9,844,818
Netherlands: 3.2%
339,188	QIAGEN NV (USD) *	11,464,554
Spain: 2.9%
452,527	Grifols SA (ADR)	10,539,354
United States: 91.2%
147,362	Alexion Pharmaceuticals, Inc. *	15,937,200
112,948	Allergan Plc	21,592,269
114,926	Alnylam Pharmaceuticals, Inc. *	13,236,027
183,043	Amgen, Inc.	44,126,176
61,353	Biogen, Inc. *	18,205,276
181,668	BioMarin Pharmaceutical, Inc. *	15,360,029
23,675	Bluebird Bio, Inc. * †	2,077,481
75,992	Charles River Laboratories International, Inc. *	11,608,538
189,457	Exact Sciences Corp. * †	17,520,983
379,615	Gilead Sciences, Inc.	24,667,383
98,627	Guardant Health, Inc. *	7,706,714
55,929	Illumina, Inc. *	18,553,887
169,979	Incyte Corp. *	14,842,566
103,961	Ionis Pharmaceuticals, Inc. *	6,280,284
124,645	IQVIA Holdings, Inc. *	19,258,899
103,888	Neurocrine Biosciences, Inc. *	11,166,921
47,999	Regeneron Pharmaceuticals, Inc. *	18,022,665
100,038	Sarepta Therapeutics, Inc. * †	12,908,904
130,001	Seattle Genetics, Inc. *	14,853,914
53,769	United Therapeutics Corp. *	4,735,974
81,496	Vertex Pharmaceuticals, Inc. *	17,843,549
		330,505,639
Total Common Stocks: 100.0% (Cost: $368,485,406)		362,354,365
Liabilities in excess of other assets: (0.0)%		(47,410)
NET ASSETS: 100.0%		$362,306,955

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $30,881,951.

Summary of Investments by Sector	% of Investments	Value
Health Care	100.0%	$362,354,365

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Canada: 1.8%
66,769	Loop Industries, Inc. (USD) * †	$661,013
Denmark: 2.3%
145,229	LiqTech International, Inc. (USD) * †	849,590
United States: 96.0%
30,905	ABM Industries, Inc.	1,165,428
35,398	Advanced Disposal Services, Inc. *	1,163,532
70,958	Advanced Emissions Solutions, Inc. †	745,059
16,290	Cantel Medical Corp. †	1,154,961
25,908	Casella Waste Systems, Inc. *	1,192,545
13,561	Clean Harbors, Inc. *	1,162,856
77,448	Covanta Holding Corp.	1,149,328
41,941	Darling International, Inc. *	1,177,703
20,051	Donaldson Co., Inc.	1,155,339
77,758	Energy Recovery, Inc. *	761,251
59,267	Evoqua Water Technologies Corp. *	1,123,110
36,887	Heritage-Crystal Clean, Inc. *	1,157,145
119,055	Newpark Resources, Inc. *	746,475
41,745	Republic Services, Inc.	3,741,604
53,041	Schnitzer Steel Industries, Inc.	1,149,929
18,125	Stericycle, Inc. * †	1,156,556
24,639	STERIS Plc	3,755,476
14,969	Tennant Co.	1,166,384
85,699	Tenneco, Inc.	1,122,657
13,526	Tetra Tech, Inc.	1,165,400
20,481	US Ecology, Inc.	1,186,055
41,351	Waste Connections, Inc.	3,754,257
33,056	Waste Management, Inc.	3,767,062
		35,820,112
Total Common Stocks (Cost: $34,552,066)		37,330,715
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.9% (Cost: $1,091,076)
Money Market Fund: 2.9%
1,091,076	State Street Navigator Securities Lending Government Money Market Portfolio	1,091,076
Total Investments: 103.0% (Cost: $35,643,142)		38,421,791
Liabilities in excess of other assets: (3.0)%		(1,128,111)
NET ASSETS: 100.0%		$37,293,680

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,166,145.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.0%	$1,122,657
Consumer Staples	3.2	1,177,703
Energy	2.0	746,475
Health Care	13.2	4,910,437
Industrials	71.8	26,817,442
Materials	6.8	2,556,001
	100.0%	$37,330,715

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 12.0%
77,368	Aristocrat Leisure Ltd. #	$1,831,267
40,599	Crown Ltd. #	342,884
96,971	Star Entertainment Group Ltd. #	313,364
246,050	TABCORP Holdings Ltd. #	783,557
		3,271,072
Cambodia: 1.7%
260,000	Nagacorp Ltd. #	454,117
Canada: 2.9%
4,987	Great Canadian Gaming Corp. * †	165,522
24,070	Stars Group, Inc. (USD) *	627,986
		793,508
China / Hong Kong: 22.7%
309,240	Galaxy Entertainment Group Ltd. #	2,276,651
33,706	Melco Crown Entertainment Ltd. (ADR)	814,674
64,000	Melco International Development Ltd. #	179,813
132,100	MGM China Holdings Ltd. † #	215,737
354,400	Sands China Ltd. #	1,893,705
331,000	SJM Holdings Ltd. #	376,922
172,000	Wynn Macau Ltd. #	423,856
		6,181,358
Greece: 1.6%
33,999	OPAP SA #	442,661
Ireland: 4.7%
10,619	Paddy Power Betfair Plc † #	1,295,102
Japan: 3.2%
9,800	Heiwa Corp. #	205,185
8,079	Sankyo Co. Ltd. #	268,276
26,900	Sega Sammy Holdings, Inc. #	389,431
		862,892
Malaysia: 3.3%
352,400	Genting Bhd #	521,465
472,798	Genting Malaysia Bhd #	380,563
		902,028
Malta: 0.7%
29,047	Kindred Group Plc (SDR)	177,986
New Zealand: 0.6%
58,987	Sky City Entertainment Group Ltd. #	158,082
Singapore: 2.2%
894,100	Genting Singapore Ltd. #	612,406
South Korea: 1.9%
14,515	Kangwon Land, Inc. #	371,323
8,035	Paradise Co. Ltd. #	136,843
		508,166
Sweden: 1.6%
14,901	Evolution Gaming Group AB Reg S 144A #	449,953
United Kingdom: 4.3%
66,130	GVC Holdings Plc	774,610
34,031	Playtech Ltd.	178,978
91,028	William Hill Plc #	227,739
		1,181,327
United States: 36.5%
9,471	Boyd Gaming Corp. †	283,562
55,844	Caesars Entertainment Corp. *	759,478
4,336	Churchill Downs, Inc.	594,899
5,031	Eldorado Resorts, Inc. * †	300,049
22,357	Gaming and Leisure Properties, Inc.	962,469
15,805	International Game Technology Plc †	236,601
31,341	Las Vegas Sands Corp.	2,163,783
12,704	MGM Growth Properties LLC †	393,443
47,905	MGM Resorts International	1,593,799
11,339	Penn National Gaming, Inc. *	289,825
45,097	VICI Properties, Inc.	1,152,228
8,808	Wynn Resorts Ltd.	1,223,167
		9,953,303
Total Common Stocks: 99.9% (Cost: $27,852,264)		27,243,961
Other assets less liabilities: 0.1%		14,070
NET ASSETS: 100.0%		$27,258,031

Definitions:

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,579,402.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,550,902 which represents 53.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $449,953, or 1.7% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	90.8%	$24,735,821
Real Estate	9.2	2,508,140
	100.0%	$27,243,961

VANECK VECTORS MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Banks: 7.2%
8,657	JPMorgan Chase & Co.	$1,206,786
6,863	US Bancorp.	406,907
		1,613,693
Capital Goods: 10.6%
3,374	3M Co.	595,241
490	Dover Corp.	56,477
2,326	Eaton Corp. Plc	220,319
3,203	Emerson Electric Co.	244,261
974	General Dynamics Corp.	171,765
2,412	Honeywell International, Inc.	426,924
232	Hubbell, Inc.	34,294
3,256	Johnson Controls International Plc	132,552
982	Lockheed Martin Corp.	382,371
277	MSC Industrial Direct Co.	21,736
514	Pentair Plc	23,577
148	WW Grainger, Inc.	50,101
		2,359,618
Commercial & Professional Services: 0.1%
436	Robert Half International, Inc.	27,533
Consumer Services: 2.8%
525	Darden Restaurants, Inc.	57,230
2,923	McDonald’s Corp.	577,614
		634,844
Diversified Financials: 3.7%
612	BlackRock, Inc.	307,652
593	Eaton Vance Corp.	27,687
191	Evercore, Inc.	14,279
541	Federated Investors, Inc.	17,631
1,746	Franklin Resources, Inc.	45,361
1,876	Janus Henderson Group Plc	45,868
997	T. Rowe Price Group, Inc.	121,475
1,125	TD Ameritrade Holding Corp.	55,913
3,783	The Bank of New York Mellon Corp.	190,398
		826,264
Energy: 14.0%
8,247	Chevron Corp.	993,846
14,642	Exxon Mobil Corp.	1,021,719
14,847	Kinder Morgan, Inc.	314,311
3,353	ONEOK, Inc.	253,722
2,404	Phillips 66	267,830
12,112	Williams Cos, Inc.	287,297
		3,138,725
Food, Beverage & Tobacco: 5.0%
3,741	General Mills, Inc.	200,368
6,650	PepsiCo, Inc.	908,856
		1,109,224
Health Care Equipment & Services: 0.2%
468	Quest Diagnostics, Inc.	49,978
Household & Personal Products: 1.1%
3,468	Colgate-Palmolive Co.	238,737
Insurance: 0.6%
972	Travelers Cos, Inc.	133,115
Materials: 1.1%
797	Air Products & Chemicals, Inc.	187,287
912	CF Industries Holdings, Inc.	43,539
152	Sensient Technologies Corp.	10,046
		240,872
Pharmaceuticals/Biotechnology: 24.6%
3,063	Amgen, Inc.	738,397
9,381	Bristol-Myers Squibb Co.	602,166
3,347	Eli Lilly & Co.	439,896
7,774	Gilead Sciences, Inc.	505,155
7,692	Johnson & Johnson	1,122,032
11,446	Merck & Co., Inc.	1,041,014
26,461	Pfizer, Inc.	1,036,742
		5,485,402
Retailing: 0.3%
440	Tiffany & Co.	58,806
Semiconductor: 8.8%
2,232	Broadcom, Inc.	705,357
18,325	Intel Corp.	1,096,751
1,469	Maxim Integrated Products, Inc.	90,358
566	Skyworks Solutions, Inc.	68,418
		1,960,884
Software & Services: 1.0%
1,611	Paychex, Inc.	137,032
1,139	Sabre Corp.	25,559
2,455	The Western Union Co. †	65,745
		228,336
Technology Hardware & Equipment: 0.5%
1,093	TE Connectivity Ltd.	104,753
Telecommunication Services: 9.5%
27,316	AT&T, Inc.	1,067,509
289	Cogent Communications Group, Inc.	19,019
16,804	Verizon Communications, Inc.	1,031,766
		2,118,294
Transportation: 2.3%
521	CH Robinson Worldwide, Inc.	40,742
2,589	Union Pacific Corp.	468,065
		508,807
Utilities: 6.8%
334	Avangrid, Inc.	17,088
3,265	CenterPoint Energy, Inc.	89,037
6,221	Dominion Energy, Inc.	515,223
4,978	Duke Energy Corp.	454,043
2,057	Edison International	155,118
617	Pinnacle West Capital Corp.	55,487
6,695	PPL Corp.	240,217
		1,526,213
Total Common Stocks (Cost: $21,440,180)		22,364,098
Liabilities in excess of other assets: (0.2)%		(41,614)
NET ASSETS: 100.0%		$22,322,484

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $12,587.

Summary of Investments by Sector	% of Investments	Value
Communication Services	9.5%	$2,118,294
Consumer Discretionary	3.1	693,650
Consumer Staples	6.0	1,347,961
Energy	14.0	3,138,725
Financials	11.5	2,573,072
Health Care	24.8	5,535,380
Industrials	12.9	2,895,958
Information Technology	10.3	2,293,973
Materials	1.1	240,872
Utilities	6.8	1,526,213
	100.0%	$22,364,098

VANECK VECTORS MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 2.0%
9,217	Brambles Ltd. #	$75,992
1,358	Commonwealth Bank of Australia #	76,311
		152,303
Belgium: 0.8%
733	Anheuser-Busch InBev SA/NV #	60,076
Canada: 5.9%
302	Canadian Pacific Railway Ltd. †	77,094
3,967	Enbridge, Inc.	157,946
1,831	Royal Bank of Canada	145,082
1,356	Toronto-Dominion Bank	76,158
		456,280
China / Hong Kong: 6.2%
748	Alibaba Group Holding Ltd. (ADR) *	158,651
3,400	Tencent Holdings Ltd. #	163,809
3,196	Yum China Holdings, Inc. (USD)	153,440
		475,900
Denmark: 2.0%
2,672	Novo Nordisk AS #	154,952
France: 5.1%
544	Airbus SE #	79,897
491	Essilor International SA #	75,118
1,534	Sanofi SA #	154,165
797	Schneider Electric SE #	81,942
		391,122
Germany: 2.0%
976	Bayer AG #	79,402
2,335	GEA Group AG	77,268
		156,670
Ireland: 3.1%
694	Allegion Plc (USD)	86,431
1,307	Medtronic Plc (USD)	148,279
		234,710
Japan: 3.0%
1,900	Kao Corp. #	156,674
2,400	Nabtesco Corp. #	70,708
		227,382
Mexico: 2.1%
7,100	Grupo Aeroportuario del Pacifico, SAB de CV	84,471
4,180	Grupo Aeroportuario del Sureste, SAB de CV	78,367
		162,838
Switzerland: 5.1%
1,936	Cie Financiere Richemont SA #	151,214
1,584	Julius Baer Group Ltd. #	81,613
492	Roche Holding AG #	159,810
		392,637
United Kingdom: 5.9%
1,893	British American Tobacco Plc #	80,466
6,644	GlaxoSmithKline Plc #	156,132
911	Reckitt Benckiser Group Plc #	74,008
1,249	Unilever NV (EUR) #	71,732
1,196	Unilever Plc #	68,470
		450,808
United States: 56.8%
114	Alphabet, Inc. *	152,690
43	Amazon.com, Inc. *	79,457
612	American Express Co.	76,188
682	Amgen, Inc.	164,410
2,222	Bank of America Corp.	78,259
341	Berkshire Hathaway, Inc. *	77,237
161	BlackRock, Inc.	80,935
1,198	Bristol-Myers Squibb Co.	76,900
519	Caterpillar, Inc.	76,646
1,046	Cerner Corp.	76,766
1,080	Cheniere Energy, Inc. *	65,956
1,302	Compass Minerals International, Inc.	79,370
924	Dominion Energy, Inc.	76,526
987	Emerson Electric Co.	75,269
550	Equifax, Inc.	77,066
743	Facebook, Inc. *	152,501
1,345	Guidewire Software, Inc. *	147,641
2,705	Intel Corp.	161,894
487	Kansas City Southern	74,589
2,258	Kellogg Co.	156,163
447	KLA-Tencor Corp.	79,642
341	McDonald’s Corp.	67,385
1,679	Merck & Co., Inc.	152,705
782	Microchip Technology, Inc.	81,891
1,003	Microsoft Corp.	158,173
1,309	Mondelez International, Inc.	72,100
1,591	NIKE, Inc.	161,184
527	PepsiCo, Inc.	72,025
991	Philip Morris International, Inc.	84,324
364	Raytheon Co.	79,985
938	Salesforce.com, Inc. *	152,556
542	ServiceNow, Inc. *	153,017
787	Starbucks Corp.	69,193
618	T. Rowe Price Group, Inc.	75,297
1,041	The Walt Disney Co.	150,560
6,009	The Western Union Co.	160,921
268	Tyler Technologies, Inc. *	80,405
1,027	United Technologies Corp.	153,804
1,005	Veeva Systems, Inc. *	141,363
634	Yum! Brands, Inc.	63,863
1,005	Zimmer Biomet Holdings, Inc.	150,428
		4,367,284
Total Common Stocks: 100.0% (Cost: $6,736,890)		7,682,962
Other assets less liabilities: 0.0%		3,298
NET ASSETS: 100.0%		$7,686,260

Definitions:

ADR	American Depositary Receipt
EUR	Euro
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $73,010.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,072,491 which represents 27.0% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	8.1%	$619,560
Consumer Discretionary	12.7	979,505
Consumer Staples	11.7	896,038
Energy	2.9	223,902
Financials	10.0	767,080
Health Care	21.0	1,615,312
Industrials	16.3	1,249,529
Information Technology	15.3	1,176,140
Materials	1.0	79,370
Utilities	1.0	76,526
	100.0%	$7,682,962

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 1.9%
523,178	Telstra Corp. Ltd. #	$1,301,792
Belgium: 3.0%
8,603	Anheuser-Busch InBev SA/NV #	705,091
19,050	KBC Group NV #	1,437,291
		2,142,382
Canada: 5.9%
8,223	Canadian Imperial Bank of Commerce	685,234
45,120	CI Financial Corp.	755,392
69,849	Comeco Corp. †	621,598
36,321	Enbridge, Inc.	1,446,118
12,844	Nutrien Ltd.	615,779
		4,124,121
China / Hong Kong: 31.5%
503,000	3SBio, Inc. Reg S 144A * #	651,682
1,646,000	Agricultural Bank of China Ltd. #	724,551
3,543	Alibaba Group Holding Ltd. (ADR) *	751,470
3,304,000	Bank of China Ltd. #	1,412,478
139,000	Beijing Enterprises Holdings Ltd. #	637,851
1,688,000	China Construction Bank Corp. #	1,463,660
183,600	China Gas Holdings Ltd. #	687,481
80,000	China Mobile Ltd. #	676,032
316,000	China Shenhua Energy Co. Ltd. #	660,768
94,000	CK Asset Holdings Ltd. #	678,369
97,000	CK Infrastructure Holdings Ltd. #	690,362
304,000	CSPC Pharmaceutical Group Ltd. #	725,511
1,909,000	Industrial & Commercial Bank of China Ltd. #	1,472,942
282,800	Sands China Ltd. #	1,511,117
1,313,000	SJM Holdings Ltd. #	1,495,160
92,000	Sun Hung Kai Properties Ltd. #	1,409,058
30,700	Tencent Holdings Ltd. #	1,479,102
41,064	Trip.com Group Ltd. (ADR) *	1,377,287
240,000	Wharf Real Estate Investment Co. Ltd. #	1,464,469
320,800	Wynn Macau Ltd. #	790,542
29,253	Yum China Holdings, Inc. (USD)	1,404,437
		22,164,329
France: 3.2%
7,266	Iliad SA † #	945,777
87,895	Orange SA #	1,292,643
		2,238,420
Germany: 6.9%
17,748	Bayer AG #	1,443,880
8,232	Bayerische Motoren Werke AG #	674,728
12,213	Fresenius SE & Co. KGaA #	687,758
21,152	GEA Group AG	699,947
9,080	HeidelbergCement AG #	660,267
10,001	KION Group AG #	688,233
		4,854,813
Italy: 2.0%
58,373	Leonardo SpA #	685,047
1,138,882	Telecom Italia SpA * #	711,749
		1,396,796
Japan: 12.3%
20,800	Calbee, Inc. #	677,567
14,700	Denso Corp. #	663,764
60,200	Japan Tobacco, Inc. † #	1,342,005
24,800	KDDI Corp. #	739,805
9,000	MEIJI Holdings Co. Ltd. #	608,110
11,200	Murata Manufacturing Co. Ltd. #	689,217
9,500	Nidec Corp. #	1,297,306
17,100	Seven & i Holdings Co. Ltd. #	626,692
35,800	Takeda Pharmaceutical Co. Ltd. #	1,415,708
11,200	Yakult Honsha Co. Ltd. #	617,146
		8,677,320
Luxembourg: 0.9%
12,652	Millicom International Cellular SA (SEK) #	607,942
Mexico: 1.0%
853,700	America Movil SAB de CV	682,634
Netherlands: 3.0%
58,569	ING Groep NV #	704,642
46,294	Royal Dutch Shell Plc (GBP) #	1,371,117
		2,075,759
Singapore: 4.9%
507,300	CapitaLand Ltd. #	1,415,945
998,200	Genting Singapore Ltd. #	683,708
168,662	Oversea-Chinese Banking Corp. Ltd. #	1,380,057
		3,479,710
Spain: 4.0%
128,213	Banco Bilbao Vizcaya Argentaria SA #	720,343
42,542	Grifols SA #	1,504,142
86,534	Telefonica SA #	605,572
		2,830,057
Switzerland: 8.2%
61,779	ABB Ltd. #	1,489,457
52,180	Credit Suisse Group AG #	704,952
14,348	Julius Baer Group Ltd. #	739,261
12,869	LafargeHolcim Ltd. #	713,534
4,500	Roche Holding AG #	1,461,681
2,434	The Swatch Group AG #	679,200
		5,788,085
Taiwan: 1.2%
5,000	Largan Precision Co. Ltd. #	835,191
United Kingdom: 10.0%
213,543	BP Plc #	1,343,510
17,150	British American Tobacco Plc #	728,994
85,293	HSBC Holdings Plc #	667,787
1,818,469	Lloyds Banking Group Plc #	1,506,629
32,109	Smiths Group Plc #	717,241
686,791	Vodafone Group Plc #	1,333,470
53,488	WPP Plc #	752,783
		7,050,414
Total Common Stocks (Cost: $68,269,948)		70,249,765
PREFERRED STOCKS: 0.0%
United Kingdom: 0.0% (Cost: $0)
3,432,244	Rolls-Royce Holdings Plc * #	4,547
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $68,269,948)		70,254,312
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0% (Cost: $716,106)
Money Market Fund: 1.0%
716,106	State Street Navigator Securities Lending Government Money Market Portfolio	716,106
Total Investments: 100.9% (Cost: $68,986,054)		70,970,418
Liabilities in excess of other assets: (0.9)%		(600,726)
NET ASSETS: 100.0%		$70,369,692

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
SEK	Swedish Krona
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,823,051.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $61,214,416 which represents 87.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $651,682, or 0.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	15.8%	$11,129,301
Consumer Discretionary	14.3	10,031,413
Consumer Staples	7.6	5,305,605
Energy	7.7	5,443,111
Financials	20.5	14,375,219
Health Care	11.2	7,890,362
Industrials	7.9	5,581,778
Information Technology	2.2	1,524,408
Materials	2.8	1,989,580
Real Estate	7.1	4,967,841
Utilities	2.9	2,015,694
	100.0%	$70,254,312

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Banks: 2.5%
1,546,838	Wells Fargo & Co.	$83,219,884
Capital Goods: 11.2%
573,851	Caterpillar, Inc.	84,746,316
1,108,009	Emerson Electric Co.	84,496,766
428,975	General Dynamics Corp.	75,649,741
186,097	Raytheon Co.	40,892,955
550,356	United Technologies Corp.	82,421,315
		368,207,093
Consumer Durables & Apparel: 5.2%
852,258	NIKE, Inc.	86,342,258
829,125	Polaris Industries, Inc.	84,322,013
		170,664,271
Consumer Services: 2.4%
148,281	Domino’s Pizza, Inc.	43,561,992
180,695	McDonald’s Corp.	35,707,139
		79,269,131
Diversified Financials: 10.2%
361,657	Berkshire Hathaway, Inc. *	81,915,311
167,091	BlackRock, Inc.	83,996,646
629,081	State Street Corp.	49,760,307
327,838	T. Rowe Price Group, Inc.	39,943,782
1,693,435	The Charles Schwab Corp.	80,539,769
		336,155,815
Energy: 4.2%
1,251,443	Cheniere Energy, Inc. *	76,425,624
1,681,391	Core Laboratories NV	63,337,999
		139,763,623
Food, Beverage & Tobacco: 7.7%
1,722,611	Altria Group, Inc.	85,975,515
1,210,120	Kellogg Co.	83,691,899
1,002,320	Philip Morris International, Inc.	85,287,409
		254,954,823
Health Care Equipment & Services: 9.8%
553,809	Cerner Corp.	40,644,043
700,618	Medtronic Plc	79,485,112
162,428	UnitedHealth Group, Inc.	47,750,583
537,243	Veeva Systems, Inc. *	75,568,600
538,699	Zimmer Biomet Holdings, Inc.	80,632,466
		324,080,804
Materials: 3.9%
1,359,663	Compass Minerals International, Inc.	82,885,056
1,538,854	Corteva, Inc.	45,488,524
		128,373,580
Media & Entertainment: 5.0%
962,583	Comcast Corp.	43,287,358
397,913	Facebook, Inc. *	81,671,643
829,747	John Wiley & Sons, Inc.	40,259,324
		165,218,325
Pharmaceuticals / Biotechnology: 14.0%
192,751	Amgen, Inc.	46,466,484
299,680	Biogen, Inc. *	88,924,046
1,393,302	Bristol-Myers Squibb Co.	89,436,055
1,160,515	Gilead Sciences, Inc.	75,410,265
897,545	Merck & Co., Inc.	81,631,718
2,091,794	Pfizer, Inc.	81,956,489
		463,825,057
Retailing: 2.5%
44,105	Amazon.com, Inc. *	81,498,983
Semiconductor: 7.8%
687,058	Applied Materials, Inc.	41,938,020
1,448,991	Intel Corp.	86,722,111
242,846	KLA-Tencor Corp.	43,267,872
821,899	Microchip Technology, Inc.	86,069,263
		257,997,266
Software & Services: 9.9%
512,861	Blackbaud, Inc.	40,823,736
720,776	Guidewire Software, Inc. *	79,119,582
270,043	Microsoft Corp.	42,585,781
502,471	Salesforce.com, Inc. *	81,721,883
289,979	ServiceNow, Inc. *	81,866,871
		326,117,853
Transportation: 1.2%
562,080	CSX Corp.	40,672,109
Utilities: 2.4%
963,578	Dominion Energy, Inc.	79,803,530
Total Common Stocks (Cost: $2,986,760,146)		3,299,822,147
Other assets less liabilities: 0.1%		2,408,982
NET ASSETS: 100.0%		$3,302,231,129

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.0%	$165,218,325
Consumer Discretionary	10.1	331,432,385
Consumer Staples	7.7	254,954,823
Energy	4.2	139,763,623
Financials	12.7	419,375,699
Health Care	23.9	787,905,861
Industrials	12.4	408,879,202
Information Technology	17.7	584,115,119
Materials	3.9	128,373,580
Utilities	2.4	79,803,530
	100.0%	$3,299,822,147

VANECK VECTORS NDR CMG LONG/FLAT ALLOCATION ETF

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUND: 100.0% (a) (Cost: $59,724,774)
233,822	Vanguard S&P 500 ETF	$69,164,548
Total Investments: 100.0% (Cost: $59,724,774)		69,164,548
Other assets less liabilities: 0.0%		12,032
NET ASSETS: 100.0%		$69,176,580

Footnotes:

(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Fund	100.0%	$69,164,548

VANECK VECTORS PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Denmark: 5.0%
173,785	Novo Nordisk AS (ADR)	$10,058,676
France: 5.0%
201,620	Sanofi SA (ADR)	10,121,324
Ireland: 8.7%
309,354	Amarin Corp. Plc (ADR) * †	6,632,550
43,775	Jazz Pharmaceuticals Plc (USD) *	6,534,732
83,989	Perrigo Co. Plc (USD)	4,338,872
		17,506,154
Israel: 4.3%
887,825	Teva Pharmaceutical Industries Ltd. (ADR) * †	8,700,685
Japan: 4.3%
443,112	Takeda Pharmaceutical Co. Ltd. (ADR)	8,742,600
Switzerland: 5.0%
106,206	Novartis AG (ADR)	10,056,646
United Kingdom: 11.2%
205,051	AstraZeneca Plc (ADR)	10,223,843
213,467	GlaxoSmithKline Plc (ADR)	10,030,814
22,103	GW Pharmaceuticals Plc (ADR) * †	2,311,090
		22,565,747
United States: 56.6%
113,972	AbbVie, Inc.	10,091,081
102,622	AmerisourceBergen Corp.	8,724,922
280,913	Bausch Health Cos, Inc. *	8,404,917
158,330	Bristol-Myers Squibb Co.	10,163,203
68,786	Catalent, Inc. *	3,872,652
219,208	Elanco Animal Health, Inc. *	6,455,676
73,632	Eli Lilly & Co.	9,677,454
70,091	Johnson & Johnson	10,224,174
62,034	McKesson Corp.	8,580,543
111,052	Merck & Co., Inc.	10,100,179
353,875	Mylan NV *	7,112,887
51,565	Patterson Cos, Inc. †	1,056,051
258,540	Pfizer, Inc.	10,129,597
71,975	Zoetis, Inc.	9,525,891
		114,119,227
Total Common Stocks (Cost: $228,133,817)		201,871,059
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $560,306)
Money Market Fund: 0.3%
560,306	State Street Navigator Securities Lending Government Money Market Portfolio	560,306
Total Investments: 100.4% (Cost: $228,694,123)		202,431,365
Liabilities in excess of other assets: (0.4)%		(845,528)
NET ASSETS: 100.0%		$201,585,837

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,782,650.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Health Care	100.0%	$201,871,059

VANECK VECTORS REAL ASSET ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 99.9% (a)
17,545	Energy Select Sector SPDR Fund †	$1,053,402
87,005	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF †	1,440,803
70,574	iShares Global Infrastructure ETF †	3,381,200
226,324	iShares Gold Trust *	3,281,698
36,315	iShares MSCI Global Metals & Mining Producers ETF	1,079,645
216,947	SPDR Gold MiniShares Trust *	3,284,578
15,720	VanEck Vectors Agribusiness ETF ‡ †	1,080,436
103,789	VanEck Vectors Coal ETF ‡ †	1,026,515
78,352	VanEck Vectors Energy Income ETF ‡	1,432,275
80,455	VanEck Vectors Gold Miners ETF ‡	2,355,722
14,896	VanEck Vectors Low Carbon Energy ETF ‡ *	1,127,566
81,314	VanEck Vectors Oil Services ETF ‡ †	1,077,410
28,434	VanEck Vectors Steel ETF ‡	1,072,246
96,025	VanEck Vectors Unconventional Oil & Gas ETF ‡ †	1,072,599
62,162	Vanguard Real Estate ETF	5,768,012
Total Exchange Traded Funds (Cost: $27,824,452)		29,534,107
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 10.6% (Cost: $3,126,924)
Money Market Fund: 10.6% (a)
3,126,924	State Street Navigator Securities Lending Government Money Market Portfolio	3,126,924
Total Investments: 110.5% (Cost: $30,951,376)		32,661,031
Liabilities in excess of other assets: (10.5)%		(3,106,485)
NET ASSETS: 100.0%		$29,554,546

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,998,729.

A summary of the Fund’s transactions in securities of affiliates for the period ended December 31, 2019 is set forth below:

Affiliates	Value 09/30/19	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/19
VanEck Vectors Agribusiness ETF	$629,819	$1,963,076	$(1,574,748)	$7,634	$28,789	$54,655	$1,080,436
VanEck Vectors Coal ETF	438,018	1,538,230	(815,395)	(90,055)	103,333	(44,283)	1,026,515
VanEck Vectors Energy Income ETF	—	1,436,193	—	—	—	(3,918)	1,432,275
VanEck Vectors Gold Miners ETF	623,358	2,995,401	(1,335,153)	(20,550)	9,748	92,666	2,355,722
VanEck Vectors Low Carbon Energy ETF	—	1,043,501	(7,553)	593	—	91,025	1,127,566
VanEck Vectors Oil Services ETF	645,333	1,254,660	(981,792)	(78,515)	25,910	237,724	1,077,410
VanEck Vectors Steel ETF	658,101	1,072,522	(658,104)	(46,170)	—	45,897	1,072,246
VanEck Vectors Unconventional Oil & Gas ETF	459,934	1,260,625	(765,131)	(62,893)	21,437	180,064	1,072,599
	$3,454,563	$12,564,208	$(6,137,876)	$(289,956)	$189,217	$653,830	$10,244,769

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Agribusiness	3.7%	$1,080,436
Coal	3.5	1,026,515
Diversified Commodities Futures	4.9	1,440,803
Energy	8.4	2,485,677
Global Metals and Mining	3.7	1,079,645
Gold Bullion	22.2	6,566,276
Gold Mining	8.0	2,355,722
Low Carbon Energy	3.8	1,127,566
Oil Services	3.6	1,077,410
Steel	3.6	1,072,246
Unconventional Oil & Gas	3.6	1,072,599
US Real Estate Investment Trusts	19.5	5,768,012
Utilities	11.5	3,381,200
	100.0%	$29,534,107

VANECK VECTORS RETAIL ETF

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
China / Hong Kong: 3.0%
87,368	JD.com, Inc. (ADR) *	$3,077,975
United States: 97.1%
11,746	Amazon.com, Inc. *	21,704,729
14,780	AmerisourceBergen Corp.	1,256,595
2,241	AutoZone, Inc. *	2,669,726
19,854	Best Buy Co., Inc.	1,743,181
24,612	Cardinal Health, Inc.	1,244,875
17,390	Costco Wholesale Corp.	5,111,269
70,009	CVS Caremark Corp.	5,200,969
22,999	Dollar General Corp.	3,587,384
16,693	Dollar Tree, Inc. *	1,569,977
13,175	Kohl’s Corp.	671,266
20,870	L Brands, Inc.	378,164
39,280	Lowe’s Cos, Inc.	4,704,173
27,910	Macy’s, Inc. †	474,470
18,507	McKesson Corp.	2,559,888
7,396	O’Reilly Automotive, Inc. *	3,241,371
31,975	Ross Stores, Inc.	3,722,529
53,667	Sysco Corp.	4,590,675
36,738	Target Corp.	4,710,179
28,640	The Gap, Inc.	506,355
50,358	The Home Depot, Inc.	10,997,180
83,325	The Kroger Co.	2,415,592
76,530	TJX Cos, Inc.	4,672,922
71,425	Walgreens Boots Alliance, Inc.	4,211,218
82,898	Walmart, Inc.	9,851,598
		101,796,285
Total Common Stocks: 100.1% (Cost: $104,159,393)		104,874,260
Liabilities in excess of other assets: (0.1)%		(69,752)
NET ASSETS: 100.0%		$104,804,508

Definitions:
ADR	American Depositary Receipt

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $361,182.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	65.2%	$68,431,581
Consumer Staples	25.0	26,180,352
Health Care	9.8	10,262,327
	100.0%	$104,874,260

VANECK VECTORS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Netherlands: 9.4%
232,702	ASML Holding NV (USD)	$68,865,830
490,005	NXP Semiconductor NV (USD)	62,358,036
		131,223,866
Switzerland: 2.5%
1,266,149	STMicroelectronics NV (USD) †	34,072,070
Taiwan: 13.3%
3,176,032	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	184,527,459
United States: 74.8%
1,507,141	Advanced Micro Devices, Inc. *	69,117,486
513,486	Analog Devices, Inc.	61,022,676
1,007,573	Applied Materials, Inc.	61,502,256
206,735	Broadcom, Inc.	65,332,395
445,599	Cadence Design Systems, Inc. *	30,906,747
2,471,411	Intel Corp.	147,913,948
233,189	KLA-Tencor Corp.	41,547,284
215,996	Lam Research Corp.	63,157,230
695,293	Marvell Technology Group Ltd.	18,466,982
399,898	Maxim Integrated Products, Inc.	24,597,726
321,530	Microchip Technology, Inc.	33,670,622
1,207,612	Micron Technology, Inc. *	64,945,373
356,724	NVIDIA Corp.	83,937,157
606,969	ON Semiconductor Corp. *	14,797,904
143,503	Qorvo, Inc. *	16,679,354
759,821	QUALCOMM, Inc.	67,039,007
263,048	Skyworks Solutions, Inc.	31,797,242
255,045	Teradyne, Inc.	17,391,519
537,976	Texas Instruments, Inc.	69,016,941
69,632	Universal Display Corp.	14,349,066
438,180	Xilinx, Inc.	42,840,859
		1,040,029,774
Total Common Stocks (Cost: $1,367,617,265)		1,389,853,169
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $4,726,233)
Money Market Fund: 0.3%
4,726,233	State Street Navigator Securities Lending Government Money Market Portfolio	4,726,233
Total Investments: 100.3% (Cost: $1,372,343,498)		1,394,579,402
Liabilities in excess of other assets: (0.3)%		(4,577,127)
NET ASSETS: 100.0%		$1,390,002,275

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $30,047,626.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	100.0%	$1,389,853,169

VANECK VECTORS VIDEO GAMING AND ESPORTS

SCHEDULE OF INVESTMENTS

December 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
China / Hong Kong: 16.9%
63,633	Bilibili, Inc. (ADR) * †	$1,184,846
355,000	Kingsoft Corp. Ltd. * † #	920,722
8,790	NetEase, Inc. (ADR)	2,695,366
100,300	Tencent Holdings Ltd. #	4,832,375
		9,633,309

France: 3.5%
28,553	Ubisoft Entertainment SA * #	1,979,652
Japan: 24.1%
40,000	Bandai Namco Holdings, Inc. † #	2,432,840
38,000	Capcom Co. Ltd. #	1,051,647
44,800	Dena Co. Ltd. #	721,918
26,260	GungHo Online Entertainment, Inc. * † #	556,225
41,100	Konami Holdings Corp. #	1,688,592
177,800	Nexon Co. Ltd. * #	2,358,133
8,400	Nintendo Co. Ltd. #	3,359,046
31,700	Square Enix Holdings Co. Ltd. #	1,578,176
		13,746,577
Korea: 7.5%
5,385	NCsoft Corp. #	2,512,668
14,164	Netmarble Corp. Reg S 144A * #	1,129,400
3,729	Pearl Abyss Corp. * #	597,413
		4,239,481
Poland: 4.8%
37,048	CD Project SA #	2,736,672
Singapore: 4.7%
66,803	Sea Ltd. (ADR) *	2,686,817
Taiwan: 2.2%
437,000	Micro-Star International Co. Ltd. #	1,263,521
United States: 36.2%
57,987	Activision Blizzard, Inc.	3,445,587
96,807	Advanced Micro Devices, Inc. *	4,439,569
29,091	Electronic Arts, Inc. *	3,127,573
20,092	NVIDIA Corp.	4,727,648
20,068	Take-Two Interactive Software, Inc. *	2,456,925
400,056	Zynga, Inc. *	2,448,343
		20,645,645
Total Common Stocks (Cost: $48,349,235)		56,931,674
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9% (Cost: $544,269)
Money Market Fund: 0.9%
544,269	State Street Navigator Securities Lending Government Money Market Portfolio	544,269
Total Investments: 100.8% (Cost: $48,893,504)		57,475,943
Liabilities in excess of other assets: (0.8)%		(469,546)
NET ASSETS: 100.0%		$57,006,397

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,291,578.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $29,719,000 which represents 52.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,129,400, or 2.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	75.8%	$43,147,374
Consumer Discretionary	4.3	2,432,840
Information Technology	19.9	11,351,460
	100.0%	$56,931,674